EQUITY - SCHEDULE OF ISSUANCES OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2018	Sep. 30, 2018
Class of Stock [Line Items]
Shares issued, per share (in dollars per share)			$ 23.15
Units purchased, price per share (in dollars per share)	$ 15.31	$ 18.18		$ 15.31
Proceeds from issuance of common stock			$ 13,854
Payments for repurchase of common stock	$ (1,474)	$ (8,003)
Golar's Ownership after the Offering	31.79%	31.75%	31.55%
General Partner ownership Interest (percentage)					2.00%
Common Units
Class of Stock [Line Items]
Number of Common Units Issued (in shares)			617,969
Units repurchased (in shares)	(96,100)	(439,672)		(535,772)	(535,772)
Payments for repurchase of common stock		$ (25,000)